Stock appreciation rights (''SARs'') (Details 1) - Stock Appreciation Rights (SARs) [Member]	3 Months Ended
Mar. 31, 2016 $ / shares shares
Balance, No. of Units (Beginning) | shares | shares	1,142,056
SARs granted during the quarter | shares | shares	205,519
SARs exercised/converted/expired during the quarter | shares | shares	0
SARs forfeited during the quarter | shares | shares	0
Balance, No. of Units (Ending) | shares | shares	1,347,575
Balance, Weighted average exercise price | $ / shares | $ / shares	$ 13.87
SARs granted during the quarter | $ / shares | $ / shares	9.20
SARs exercised/converted/expired during the quarter | $ / shares | $ / shares	0
SARs forfeited during the quarter | $ / shares | $ / shares	0
Balance, Weighted average exercise price | $ / shares | $ / shares	$ 13.16